Rio Tinto financial information by business unit - Schedule of financial information by business unit (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($) Employee	Dec. 31, 2015 USD ($) Employee
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 40,030	$ 33,781	$ 34,829
Profit on ordinary activities before finance items and tax	14,474	7,116	3,976
Depreciation & amortisation in subsidiaries excluding capitalised depreciation	(4,302)	(4,691)	(4,553)
Impairment charges, net of reversals	(796)	(249)	(2,791)
Net earnings	8,762	4,617	(866)
Capital expenditure	4,344	2,658	4,588
Depreciation and amortisation expense proportionately consolidated	4,375	4,794	4,645
Operating assets	$ 48,556	$ 48,877	$ 51,132
Employees | Employee	46,807	51,029	54,938
Sales of property, plant and equipment and intangible assets	$ 138	$ 354	$ 97
Capital expenditure per cash flow statement	4,482	3,012	4,685
Less: Net debt	(3,845)	(9,587)	(13,783)
Equity attributable to owners of Rio Tinto (see Group balance sheet)	44,711	39,290	37,349
Assets and liabilities classified as held for sale [member]
Disclosure of operating segments [Line Items]
Operating assets	370	(7)	182
Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	706	613	698
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	41,872	35,329	36,819
Capital expenditure	4,691	3,355	5,382
Depreciation and amortisation expense proportionately consolidated	4,980	5,269	5,039
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	18,251	14,605	13,952
Profit on ordinary activities before finance items and tax	11,520	8,526	7,675
Net earnings	6,692	4,611	3,940
Capital expenditure	1,201	868	1,608
Depreciation and amortisation expense proportionately consolidated	1,645	1,645	1,744
Operating assets	$ 16,537	$ 16,359	$ 16,872
Employees | Employee	10,159	10,424	11,097
Reportable segments [Member] | Iron Ore [Member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 108	$ 75	$ 66
Profit on ordinary activities before finance items and tax	137	(32)	(55)
Net earnings	116	(51)	(73)
Operating assets	2	2	2
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	11,005	9,458	10,117
Profit on ordinary activities before finance items and tax	3,423	2,472	2,742
Net earnings	1,583	947	1,118
Capital expenditure	1,436	916	1,682
Depreciation and amortisation expense proportionately consolidated	1,199	1,250	1,172
Operating assets	$ 16,346	$ 15,782	$ 15,949
Employees | Employee	13,345	14,037	15,419
Reportable segments [Member] | Aluminium [Member] | Intrasegment [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ (790)	$ (786)	$ (849)
Profit on ordinary activities before finance items and tax	(25)
Net earnings	(17)
Operating assets	(18)
Reportable segments [Member] | Aluminium [Member] | Intersegment & Other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	(2,321)	(1,822)	(1,876)
Profit on ordinary activities before finance items and tax	(19)	(50)	132
Net earnings	(12)	(13)	92
Capital expenditure	5	1	(10)
Depreciation and amortisation expense proportionately consolidated	6	25	12
Operating assets	$ 772	$ 171	$ 677
Employees | Employee	222	231	210
Reportable segments [Member] | Aluminium [Member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 109	$ 76	$ 81
Profit on ordinary activities before finance items and tax	126	167	143
Net earnings	115	154	128
Reportable segments [Member] | Aluminium [Member] | Bauxite [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	2,019	1,913	2,057
Profit on ordinary activities before finance items and tax	804	848	937
Net earnings	463	493	542
Capital expenditure	825	343	159
Depreciation and amortisation expense proportionately consolidated	123	110	112
Operating assets	$ 1,897	$ 1,278	$ 1,050
Employees | Employee	2,534	2,592	2,603
Reportable segments [Member] | Aluminium [Member] | Alumina [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 2,661	$ 2,118	$ 2,145
Profit on ordinary activities before finance items and tax	454	27	(47)
Net earnings	180	(121)	(187)
Capital expenditure	108	87	158
Depreciation and amortisation expense proportionately consolidated	209	206	207
Operating assets	$ 2,733	$ 2,588	$ 2,698
Employees | Employee	2,012	2,139	2,287
Reportable segments [Member] | Aluminium [Member] | Bauxite & Alumina [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 3,890	$ 3,245	$ 3,353
Profit on ordinary activities before finance items and tax	1,233	875	890
Net earnings	626	372	355
Capital expenditure	933	430	317
Depreciation and amortisation expense proportionately consolidated	332	316	319
Operating assets	$ 4,612	$ 3,866	$ 3,748
Employees | Employee	4,546	4,731	4,890
Reportable segments [Member] | Aluminium [Member] | Primary Metal [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 5,808	$ 4,913	$ 4,931
Profit on ordinary activities before finance items and tax	1,762	1,258	1,245
Net earnings	778	402	446
Capital expenditure	389	394	1,249
Depreciation and amortisation expense proportionately consolidated	665	716	629
Operating assets	$ 9,946	$ 10,701	$ 10,326
Employees | Employee	6,404	6,799	7,980
Reportable segments [Member] | Aluminium [Member] | Pacific Aluminium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 2,305	$ 1,971	$ 2,254
Profit on ordinary activities before finance items and tax	453	264	408
Net earnings	176	62	147
Capital expenditure	109	91	126
Depreciation and amortisation expense proportionately consolidated	196	193	212
Operating assets	$ 1,016	$ 1,044	$ 1,198
Employees | Employee	2,173	2,276	2,339
Reportable segments [Member] | Aluminium [Member] | Integrated Operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 9,682	$ 8,307	$ 8,662
Profit on ordinary activities before finance items and tax	3,429	2,347	2,675
Net earnings	1,568	823	1,040
Reportable segments [Member] | Aluminium [Member] | Other Product Group Items [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	1,214	1,075	1,374
Profit on ordinary activities before finance items and tax	(132)	(42)	(76)
Net earnings	(100)	(30)	(50)
Reportable segments [Member] | Aluminium [Member] | Product group operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	10,896	9,382	10,036
Profit on ordinary activities before finance items and tax	3,297	2,305	2,599
Net earnings	1,468	793	990
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	4,842	4,524	5,592
Profit on ordinary activities before finance items and tax	1,904	1,387	1,833
Net earnings	263	(18)	370
Capital expenditure	1,622	1,441	1,576
Depreciation and amortisation expense proportionately consolidated	1,452	1,601	1,261
Operating assets	$ 11,743	$ 11,530	$ 11,551
Employees | Employee	8,354	9,489	9,896
Reportable segments [Member] | Copper & Diamonds [member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	$ (205)	$ (190)	$ (141)
Net earnings	(99)	(95)	(57)
Capital expenditure	1	(2)	3
Depreciation and amortisation expense proportionately consolidated	5	4	6
Operating assets	$ 135	$ 166	$ 155
Employees | Employee	142	127	160
Reportable segments [Member] | Copper & Diamonds [member] | Product group operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 4,842	$ 4,524	$ 5,592
Profit on ordinary activities before finance items and tax	2,109	1,577	1,974
Net earnings	362	77	427
Capital expenditure	1,621	1,443	1,573
Depreciation and amortisation expense proportionately consolidated	1,447	1,597	1,255
Operating assets	$ 11,608	$ 11,364	$ 11,396
Employees | Employee	8,212	9,362	9,736
Reportable segments [Member] | Copper & Diamonds [member] | Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 706	$ 613	$ 698
Profit on ordinary activities before finance items and tax	287	239	293
Net earnings	92	47	79
Capital expenditure	85	97	124
Depreciation and amortisation expense proportionately consolidated	132	164	159
Operating assets	$ 441	$ 655	$ 857
Employees | Employee	922	907	1,118
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 7,764	$ 6,734	$ 7,140
Profit on ordinary activities before finance items and tax	2,803	1,806	1,237
Net earnings	1,242	612	177
Capital expenditure	467	141	552
Depreciation and amortisation expense proportionately consolidated	652	739	830
Operating assets	$ 6,313	$ 7,049	$ 7,381
Employees | Employee	10,864	13,453	14,457
Reportable segments [Member] | Energy & Minerals [Member] | Evaluation projects/other [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 43	$ 22	$ 55
Profit on ordinary activities before finance items and tax	(9)	(31)	(55)
Net earnings	(7)	(25)	(43)
Capital expenditure		4	4
Depreciation and amortisation expense proportionately consolidated		1	5
Operating assets	$ 41	$ 38	$ 39
Employees | Employee	25	763	855
Reportable segments [Member] | Energy & Minerals [Member] | Product group operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 7,721	$ 6,712	$ 7,085
Profit on ordinary activities before finance items and tax	2,825	1,939	1,379
Net earnings	1,255	684	261
Capital expenditure	467	137	457
Depreciation and amortisation expense proportionately consolidated	652	738	824
Operating assets	$ 6,255	$ 6,998	$ 7,352
Employees | Employee	10,829	12,055	12,690
Reportable segments [Member] | Energy & Minerals [Member] | Uranium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 417	$ 456	$ 474
Profit on ordinary activities before finance items and tax	15	54	1
Net earnings	(26)	10	(42)
Capital expenditure	21	30	39
Depreciation and amortisation expense proportionately consolidated	37	25	65
Operating assets	$ (327)	$ (143)	$ (216)
Employees | Employee	1,307	1,303	1,329
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 10	$ 8	$ 18
Profit on ordinary activities before finance items and tax	(116)	(95)	(83)
Net earnings	(138)	(88)	(90)
Capital expenditure	(35)	(11)	(36)
Depreciation and amortisation expense proportionately consolidated	32	34	32
Operating assets	$ (328)	$ 203	$ (33)
Employees | Employee	203	249	299
Inter-segment transactions [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ (15)	$ (11)	$ (34)
Operating assets	206	142	242
Product group [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	41,857	35,318	36,785
Profit on ordinary activities before finance items and tax	19,534	14,096	13,404
Net earnings	9,642	6,064	5,515
Capital expenditure	4,691	3,355	5,382
Depreciation and amortisation expense proportionately consolidated	4,980	5,269	5,039
Operating assets	$ 50,611	$ 50,923	$ 51,720
Employees | Employee	42,925	47,652	51,168
Other items [Member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	$ (736)	$ (411)	$ (546)
Net earnings	(483)	(241)	(375)
Capital expenditure	70	(46)	65
Depreciation and amortisation expense proportionately consolidated	42	51	68
Operating assets	$ (2,631)	$ (2,181)	$ (1,012)
Employees | Employee	3,882	3,377	3,770
Exploration and evaluation [Member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	$ (218)	$ (175)	$ (237)
Net earnings	(178)	(147)	(211)
Net interest [Member]
Disclosure of operating segments [Line Items]
Net earnings	(354)	(576)	(389)
Underlying earnings [member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	18,580	13,510	12,621
Net earnings	8,627	5,100	4,540
Items excluded from underlying earnings [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	10	18	(1)
Profit on ordinary activities before finance items and tax	1,912	(687)	(563)
Net earnings	135	(483)	(5,406)
E B I T D A And Net Earnings
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	20,492	12,823	12,058
Net earnings	8,762	4,617	(866)
Share of equity accounted units and adjustments [Member]
Disclosure of operating segments [Line Items]
Adjustment for equity accounted units revenue	(1,837)	(1,555)	(1,955)
Depreciation and amortisation in equity accounted units	(648)	(526)	(462)
Taxation and finance items in equity accounted units	(272)	(241)	(276)
Capital expenditure	(417)	(651)	(859)
Depreciation and amortisation expense proportionately consolidated	(647)	(526)	(462)
Oyu Tolgoi & Turquoise Hill [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	940	1,203	1,636
Profit on ordinary activities before finance items and tax	256	436	501
Net earnings	36	52	57
Capital expenditure	901	322	92
Depreciation and amortisation expense proportionately consolidated	344	450	416
Operating assets	$ 4,725	$ 3,804	$ 3,597
Employees | Employee	2,835	2,728	2,798
Grasberg joint venture [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 33
Profit on ordinary activities before finance items and tax	(3)	$ (17)	$ (17)
Net earnings	(169)	(64)	(34)
Capital expenditure	138	174	179
Depreciation and amortisation expense proportionately consolidated	42	89	43
Operating assets	$ 1,137	$ 1,151	$ 1,016
Employees | Employee	1,642	2,859	2,868
Pilbara [member] | Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 18,143	$ 14,530	$ 13,886
Profit on ordinary activities before finance items and tax	11,383	8,558	7,730
Net earnings	6,576	4,662	4,013
Capital expenditure	1,201	868	1,608
Depreciation and amortisation expense proportionately consolidated	1,645	1,645	1,744
Operating assets	$ 16,535	$ 16,357	$ 16,870
Employees | Employee	10,159	10,424	11,097
Rio Tinto Kennecott [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Rio Tinto interest	100.00%
Consolidated sales revenue	$ 1,352	$ 1,243	$ 1,403
Profit on ordinary activities before finance items and tax	539	126	437
Net earnings	78	(228)	44
Capital expenditure	249	333	408
Depreciation and amortisation expense proportionately consolidated	422	530	344
Operating assets	$ 1,936	$ 2,189	$ 2,441
Employees | Employee	1,734	1,638	1,793
Escondida [Member] | Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Rio Tinto interest	30.00%
Consolidated sales revenue	$ 1,811	$ 1,465	$ 1,855
Profit on ordinary activities before finance items and tax	1,030	793	760
Net earnings	325	270	281
Capital expenditure	248	517	770
Depreciation and amortisation expense proportionately consolidated	507	364	293
Operating assets	$ 3,369	$ 3,565	$ 3,485
Employees | Employee	1,079	1,230	1,159
Rio Tinto Coal Australia [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 2,829	$ 2,634	$ 2,757
Profit on ordinary activities before finance items and tax	1,223	893	497
Net earnings	716	382	48
Capital expenditure	84	(107)	108
Depreciation and amortisation expense proportionately consolidated	152	297	336
Operating assets	$ 1,040	$ 1,807	$ 2,137
Employees | Employee	1,924	3,049	3,157
Iron Ore Company of Canada [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 1,867	$ 1,324
Net earnings	221	64
Equity attributable to owners of Rio Tinto (see Group balance sheet)	$ 1,153	1,080
Iron Ore Company of Canada [member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Rio Tinto interest	58.70%
Consolidated sales revenue	$ 1,867	1,324	$ 1,353
Profit on ordinary activities before finance items and tax	770	335	197
Net earnings	235	64	12
Capital expenditure	202	75	118
Depreciation and amortisation expense proportionately consolidated	157	151	162
Operating assets	$ 988	$ 1,018	$ 1,152
Employees | Employee	2,382	2,308	2,316
Rio Tinto Iron & Titanium [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 1,763	$ 1,419	$ 1,571
Profit on ordinary activities before finance items and tax	546	370	435
Net earnings	201	86	116
Capital expenditure	119	97	150
Depreciation and amortisation expense proportionately consolidated	219	189	194
Operating assets	$ 3,881	$ 3,662	$ 3,554
Employees | Employee	4,048	4,094	4,507
Rio Tinto Borates [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Rio Tinto interest	100.00%
Consolidated sales revenue	$ 630	$ 620	$ 624
Profit on ordinary activities before finance items and tax	244	213	178
Net earnings	126	117	103
Capital expenditure	28	31	28
Depreciation and amortisation expense proportionately consolidated	65	53	45
Operating assets	$ 523	$ 508	$ 585
Employees | Employee	936	984	987
Dampier Salt [member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Rio Tinto interest	68.40%
Consolidated sales revenue	$ 215	$ 259	$ 306
Profit on ordinary activities before finance items and tax	27	74	71
Net earnings	3	25	24
Capital expenditure	13	11	14
Depreciation and amortisation expense proportionately consolidated	22	23	22
Operating assets	$ 150	$ 146	$ 140
Employees | Employee	232	317	394
Simandou iron ore project [Member] | Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Profit on ordinary activities before finance items and tax	$ (13)	$ (102)	$ (87)
Net earnings	(6)	(47)	(41)
Capital expenditure			91
Depreciation and amortisation expense proportionately consolidated			1
Operating assets	$ 17	$ 13	$ (10)
Employees | Employee	10	635	912